Insurance - Reconciliation of Life Insurance Policyholder Liabilities (Detail) - Life insurance contracts [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Gross amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	$ 10,024	$ 9,687
New and in-force policies	1,479	502
Changes in assumption and methodology	(122)	(173)
Net change in investment contracts	(4)	8
Balances, at end of period	11,377	10,024
Reinsurers' share of amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	493	393
New and in-force policies	103	83
Changes in assumption and methodology	5	17
Balances, at end of period	601	493
Net Amounts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	9,531	9,294
New and in-force policies	1,376	419
Changes in assumption and methodology	(127)	(190)
Net change in investment contracts	(4)	8
Balances, at end of period	$ 10,776	$ 9,531